Quarterly Holdings Report
for

Fidelity® Mid-Cap Stock Fund

July 31, 2020

MCS-QTLY-0920
1.804824.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.9%
Cogent Communications Group, Inc.	372,800	$33,593
Iridium Communications, Inc. (a)	676,000	18,516
		52,109
Entertainment - 0.2%
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	9,001,296	13,412
Media - 1.2%
Nexstar Broadcasting Group, Inc. Class A	439,400	38,513
Omnicom Group, Inc.	637,000	34,226
		72,739

TOTAL COMMUNICATION SERVICES		138,260

CONSUMER DISCRETIONARY - 15.5%
Automobiles - 0.9%
Aston Martin Lagonda Global Holdings PLC (a)(e)(f)	14,941,500	11,324
Fiat Chrysler Automobiles NV	4,291,596	43,560
		54,884
Hotels, Restaurants & Leisure - 2.5%
Boyd Gaming Corp.	925,412	21,905
Churchill Downs, Inc.	297,700	41,237
Dunkin' Brands Group, Inc.	582,200	40,015
Wyndham Hotels & Resorts, Inc.	1,129,496	49,879
		153,036
Household Durables - 4.8%
D.R. Horton, Inc.	1,174,789	77,724
Lennar Corp. Class A	568,536	41,134
Mohawk Industries, Inc. (a)	282,296	22,541
NVR, Inc. (a)	38,271	150,411
		291,810
Internet & Direct Marketing Retail - 0.2%
Coupang unit (c)(d)	1,932,161	14,491
Leisure Products - 2.5%
New Academy Holding Co. LLC unit (a)(c)(d)(g)	294,000	14,685
Peloton Interactive, Inc. Class A (a)	1,555,776	106,135
Smith & Wesson Brands, Inc. (a)	1,260,420	30,111
		150,931
Multiline Retail - 0.4%
Dollar General Corp.	116,858	22,250
Specialty Retail - 2.4%
AutoZone, Inc. (a)	28,795	34,768
Best Buy Co., Inc.	287,278	28,610
National Vision Holdings, Inc. (a)(e)	1,314,767	42,059
Ross Stores, Inc.	465,900	41,777
		147,214
Textiles, Apparel & Luxury Goods - 1.8%
Allbirds, Inc. (a)(c)(d)	53,875	555
Brunello Cucinelli SpA	2,065,300	59,945
PVH Corp.	420,959	20,484
Tapestry, Inc.	1,375,317	18,374
Under Armour, Inc. Class A (sub. vtg.) (a)	1,090,018	11,467
		110,825

TOTAL CONSUMER DISCRETIONARY		945,441

CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 0.7%
Kroger Co.	1,189,056	41,367
Food Products - 2.3%
Bunge Ltd.	457,281	19,864
Conagra Brands, Inc.	733,194	27,458
Greencore Group PLC	15,719,584	26,318
JDE Peet's BV	408,800	18,178
Lamb Weston Holdings, Inc.	324,400	19,490
Sanderson Farms, Inc.	258,400	28,810
		140,118
Household Products - 0.7%
Reckitt Benckiser Group PLC	448,100	44,931
Personal Products - 0.6%
Edgewell Personal Care Co. (a)	1,192,003	35,629

TOTAL CONSUMER STAPLES		262,045

ENERGY - 5.5%
Energy Equipment & Services - 0.6%
Borr Drilling Ltd. (a)(e)	2,120,800	1,875
Oceaneering International, Inc. (a)	1,963,779	11,036
Pacific Drilling SA (a)(e)	914,803	411
Schlumberger Ltd.	850,400	15,426
TechnipFMC PLC	656,463	5,271
		34,019
Oil, Gas & Consumable Fuels - 4.9%
Cabot Oil & Gas Corp.	1,469,044	27,471
Cenovus Energy, Inc. (Canada)	5,817,500	25,885
Cheniere Energy, Inc. (a)	1,010,500	50,000
GasLog Ltd. (e)	1,148,215	3,353
Golar LNG Ltd. (e)	1,948,645	14,615
Hess Corp.	1,853,208	91,196
Kosmos Energy Ltd.	7,067,701	11,379
New Fortress Energy LLC (a)	1,273,500	27,508
The Williams Companies, Inc.	2,403,139	45,972
		297,379

TOTAL ENERGY		331,398

FINANCIALS - 18.6%
Banks - 7.6%
Bank of Hawaii Corp.	461,469	26,133
Comerica, Inc.	444,914	17,138
Cullen/Frost Bankers, Inc.	681,387	49,101
First Horizon National Corp.	3,368,751	31,228
Huntington Bancshares, Inc.	6,831,100	63,324
M&T Bank Corp.	618,780	65,560
Prosperity Bancshares, Inc.	912,270	50,686
Signature Bank	602,800	61,805
Truist Financial Corp.	795,511	29,800
UMB Financial Corp.	614,700	30,612
Wintrust Financial Corp.	852,900	36,504
		461,891
Capital Markets - 3.6%
Cboe Global Markets, Inc.	212,200	18,610
Lazard Ltd. Class A	851,059	24,953
Northern Trust Corp.	509,100	39,888
Raymond James Financial, Inc.	295,084	20,502
The NASDAQ OMX Group, Inc.	456,500	59,943
TPG Specialty Lending, Inc.	1,917,023	32,666
Virtu Financial, Inc. Class A	897,600	22,260
		218,822
Insurance - 6.4%
American Financial Group, Inc.	665,026	40,414
American International Group, Inc.	921,500	29,617
Arch Capital Group Ltd. (a)	1,783,600	54,846
Axis Capital Holdings Ltd.	639,317	25,649
Beazley PLC	2,865,400	15,656
First American Financial Corp.	1,023,055	52,186
Hartford Financial Services Group, Inc.	745,851	31,564
Hiscox Ltd.	1,642,707	16,807
Principal Financial Group, Inc.	648,600	27,520
RenaissanceRe Holdings Ltd.	388,600	70,096
The Travelers Companies, Inc.	261,200	29,887
		394,242
Thrifts & Mortgage Finance - 1.0%
Radian Group, Inc.	4,062,510	60,613

TOTAL FINANCIALS		1,135,568

HEALTH CARE - 7.3%
Biotechnology - 0.2%
Viela Bio, Inc.	312,700	11,448
Health Care Equipment & Supplies - 1.2%
Hologic, Inc. (a)	1,007,930	70,333
Health Care Providers & Services - 3.1%
Centene Corp. (a)	696,784	45,465
Molina Healthcare, Inc. (a)	591,678	109,283
Universal Health Services, Inc. Class B	339,155	37,273
		192,021
Life Sciences Tools & Services - 1.5%
Bruker Corp.	1,105,400	49,323
Lonza Group AG	66,664	41,687
		91,010
Pharmaceuticals - 1.3%
Kala Pharmaceuticals, Inc. (a)	1,132,300	9,908
Nektar Therapeutics (a)(e)	1,488,800	32,992
Recordati SpA	495,100	26,384
Zogenix, Inc. (a)	502,100	11,945
		81,229

TOTAL HEALTH CARE		446,041

INDUSTRIALS - 17.9%
Aerospace & Defense - 2.3%
Huntington Ingalls Industries, Inc.	254,583	44,224
Kratos Defense & Security Solutions, Inc. (a)	2,196,900	39,566
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	139,629	37,700
Class C (c)(d)	2,034	549
TransDigm Group, Inc.	42,600	18,385
		140,424
Air Freight & Logistics - 0.8%
XPO Logistics, Inc. (a)	680,589	51,058
Building Products - 1.3%
Fortune Brands Home & Security, Inc.	456,300	34,907
Owens Corning	736,000	44,506
		79,413
Commercial Services & Supplies - 1.5%
IAA Spinco, Inc. (a)	619,280	26,846
KAR Auction Services, Inc. (e)	614,992	9,305
Stericycle, Inc. (a)	677,300	40,933
U.S. Ecology, Inc.	365,981	12,692
		89,776
Construction & Engineering - 1.2%
AECOM (a)	1,429,479	51,733
Dycom Industries, Inc. (a)	469,900	20,126
		71,859
Electrical Equipment - 4.2%
AMETEK, Inc.	674,594	62,906
Generac Holdings, Inc. (a)	569,703	89,774
Melrose Industries PLC	17,680,941	19,733
Regal Beloit Corp.	595,401	54,759
Sensata Technologies, Inc. PLC (a)	727,951	27,648
		254,820
Machinery - 4.5%
Allison Transmission Holdings, Inc.	971,571	36,298
Donaldson Co., Inc.	1,460,171	70,585
Fortive Corp.	711,367	49,931
Gardner Denver Holdings, Inc. (a)	1,154,095	36,458
Oshkosh Corp.	587,006	46,209
Pentair PLC	886,948	38,006
		277,487
Marine - 0.3%
Goodbulk Ltd. (a)(d)	1,490,722	18,346
Professional Services - 0.3%
Clarivate Analytics PLC (a)	716,940	19,823
Road & Rail - 1.1%
Knight-Swift Transportation Holdings, Inc. Class A (e)	1,490,663	64,829
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	785,800	24,486

TOTAL INDUSTRIALS		1,092,321

INFORMATION TECHNOLOGY - 11.0%
Communications Equipment - 0.4%
Ericsson (B Shares)	1,988,500	23,136
Electronic Equipment & Components - 4.6%
Amphenol Corp. Class A	579,611	61,300
Arrow Electronics, Inc. (a)	826,500	59,194
CDW Corp.	222,700	25,889
Fabrinet (a)	1,087,856	79,011
FLIR Systems, Inc.	348,000	14,498
Keysight Technologies, Inc. (a)	417,405	41,695
		281,587
IT Services - 4.5%
Akamai Technologies, Inc. (a)	250,900	28,211
Black Knight, Inc. (a)	309,712	23,204
Euronet Worldwide, Inc. (a)	145,800	14,017
Fiserv, Inc. (a)	292,500	29,189
Gartner, Inc. (a)	133,400	16,627
Leidos Holdings, Inc.	461,861	43,951
Verra Mobility Corp. (a)	1,916,700	19,608
WNS Holdings Ltd. sponsored ADR (a)	1,569,531	100,387
		275,194
Semiconductors & Semiconductor Equipment - 0.5%
Lam Research Corp.	78,300	29,532
Software - 1.0%
Aspen Technology, Inc. (a)	331,900	32,281
Citrix Systems, Inc.	172,500	24,626
		56,907

TOTAL INFORMATION TECHNOLOGY		666,356

MATERIALS - 4.9%
Chemicals - 1.2%
LG Chemical Ltd.	83,610	39,712
Nutrien Ltd.	480,500	15,648
Olin Corp.	1,326,337	14,908
		70,268
Containers & Packaging - 0.9%
Avery Dennison Corp.	225,774	25,589
O-I Glass, Inc.	2,886,400	30,134
		55,723
Metals & Mining - 2.8%
Commercial Metals Co.	1,450,700	30,000
Franco-Nevada Corp.	333,600	53,323
Newcrest Mining Ltd.	1,260,479	31,681
Novagold Resources, Inc. (a)	3,780,676	34,576
Steel Dynamics, Inc.	874,300	23,965
		173,545

TOTAL MATERIALS		299,536

REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 5.7%
Apartment Investment & Management Co. Class A	888,899	34,507
Cousins Properties, Inc.	1,276,338	39,209
Gaming & Leisure Properties	976,926	35,374
Healthcare Realty Trust, Inc.	1,675,304	49,086
Healthcare Trust of America, Inc.	1,608,510	44,411
National Retail Properties, Inc.	1,023,525	36,284
Spirit Realty Capital, Inc.	772,583	26,623
VEREIT, Inc.	5,970,879	38,870
VICI Properties, Inc.	2,066,668	44,867
		349,231
UTILITIES - 3.8%
Electric Utilities - 3.0%
Alliant Energy Corp.	1,212,400	65,288
IDACORP, Inc.	544,019	50,730
OGE Energy Corp.	2,060,941	67,805
		183,823
Gas Utilities - 0.8%
Atmos Energy Corp.	466,704	49,466

TOTAL UTILITIES		233,289

TOTAL COMMON STOCKS
(Cost $5,124,444)		5,899,486

Preferred Stocks - 1.2%
Convertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc.:
Series A (a)(c)(d)	21,265	219
Series B (a)(c)(d)	3,735	38
Series C (a)(c)(d)	35,700	368
Series D (a)(c)(d)	68,801	709
Series Seed (a)(c)(d)	101,339	1,044
Bolt Threads, Inc. Series D (a)(c)(d)	976,285	16,529
		18,907
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Sweetgreen, Inc.:
Series C (c)(d)	3,889	58
Series D (c)(d)	62,561	931
Series I (a)(c)(d)	147,450	2,194
		3,183
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.6%
Butterfly Network, Inc. Series D (c)(d)	1,647,945	37,754
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(c)(d)	18,837	5,086

TOTAL CONVERTIBLE PREFERRED STOCKS		64,930

Nonconvertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Oak Street Health LLC Series III-E (b)(c)(d)	45,575	9,932
TOTAL PREFERRED STOCKS
(Cost $48,472)		74,862
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.3%
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Bolt Threads, Inc. 3% 2/7/23 (c)(d)	7,161	7,161
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Butterfly Network, Inc. 5% 5/21/22 (c)(d)	10,308	10,308

TOTAL CONVERTIBLE BONDS		17,469

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 12% 4/1/24 pay-in-kind (f)(h)	463	5
TOTAL CORPORATE BONDS
(Cost $17,938)		17,474
	Shares	Value (000s)

Other - 0.2%
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)	15,731,366	739
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (b)(c)(d)	13,598,541	8,839
TOTAL OTHER
(Cost $20,409)		9,578

Money Market Funds - 3.5%
Fidelity Cash Central Fund 0.14% (i)	110,032,457	110,065
Fidelity Securities Lending Cash Central Fund 0.13% (i)(j)	105,149,427	105,160
TOTAL MONEY MARKET FUNDS
(Cost $215,214)		215,225
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $5,426,477)		6,216,625
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(120,568)
NET ASSETS - 100%		$6,096,057

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $183,301,000 or 3.0% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,329,000 or 0.2% of net assets.

 (g) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$591
Allbirds, Inc. Series A	10/9/18	$233
Allbirds, Inc. Series B	10/9/18	$41
Allbirds, Inc. Series C	10/9/18	$392
Allbirds, Inc. Series D	12/23/19	$887
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$1,012
Bolt Threads, Inc. Series D	12/13/17	$15,659
Bolt Threads, Inc. 3% 2/7/23	2/7/20	$7,161
Butterfly Network, Inc. Series D	5/4/18	$16,924
Butterfly Network, Inc. 5% 5/21/22	5/19/20	$10,308
Coupang unit	6/12/20	$14,491
New Academy Holding Co. LLC unit	8/1/11	$30,988
Oak Street Health LLC Series III-E	2/21/20	$7,123
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$14,283
Space Exploration Technologies Corp. Class C	9/11/17	$275
Space Exploration Technologies Corp. Series H	8/4/17	$2,543
Sweetgreen, Inc. Series C	9/13/19	$67
Sweetgreen, Inc. Series D	9/13/19	$1,070
Sweetgreen, Inc. Series I	9/13/19	$2,521
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$6,810
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$13,599
WME Entertainment Parent, LLC Class A	8/16/16	$16,658

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$24
Fidelity Securities Lending Cash Central Fund	564
Total	$588

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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